SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, balance
Unrecognized tax benefits, gross increases	217,239
Unrecognized tax benefits, balance	$ 217,239